Trade Receivables and Reseller Financing	12 Months Ended
Dec. 31, 2020
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Trade Receivables and Reseller Financing

5. Trade receivables and reseller financing

a. Trade receivables

The composition of trade receivables is as follows:

	12/31/2020	12/31/2019
Domestic customers	3,443,641	3,867,163
Domestic customers – related parties (see Note 8.a)	151	739
Foreign customers	326,442	223,308
Foreign customers – related parties (see Note 8.a)	2,984	3,176
(-) Expected losses on doubtful accounts	(382,096)	(404,886)
	3,391,122	3,689,500
Current	3,318,927	3,635,834
Non-current	72,195	53,666

The breakdown of trade receivables, gross of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	3,773,218	2,963,163	124,606	27,970	21,389	47,169	588,921
12/31/2019	4,094,386	3,199,315	159,350	27,320	12,245	61,489	634,667

The breakdown of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	382,096	21,219	2,154	1,751	2,233	13,378	341,361
12/31/2019	404,886	28,861	1,456	1,625	3,749	23,698	345,497

Movements in the allowance for expected losses on doubtful accounts are as follows:

Balance as of December 31, 2018	385,080
Additions	189,192
Reversals	(119,640)
Write-offs	(49,746)
Balance as of December 31, 2019	404,886
Additions	194,220
Reversals	(203,994)
Write-offs	(13,016)
Balance as of December 31, 2020	382,096

For further information about the allowance for expected losses on doubtful accounts, see Note 33.d.3.

b. Reseller financing

The composition of reseller financing is as follows:

	12/31/2020	12/31/2019
Reseller financing – Ipiranga	1,165,395	956,942
(-) Expected losses on doubtful accounts	(197,011)	(156,006)
	968,384	800,936
Current	549,129	436,188
Non-current	419,255	364,748

The breakdown of reseller financing, gross of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	1,165,395	787,904	10,230	15,237	21,200	28,989	301,835
12/31/2019	956,942	644,488	26,262	10,481	12,616	30,144	232,951

The breakdown of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	197,011	22,872	785	1,812	2,397	14,684	154,461
12/31/2019	156,006	21,337	2,519	1,063	1,313	14,639	115,135

Movements in the allowance for expected losses on doubtful accounts are as follows:

Balance as of December 31, 2018	139,699
Additions	30,601
Reversals	(14,294)
Balance as of December 31, 2019	156,006
Additions	74,745
Reversals	(29,791)
Write-offs	(3,949)
Balance as of December 31, 2020	197,011

For further information about the allowance for expected losses on doubtful accounts see Note 33.d.3.